Digital Assets (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Digital Assets [Abstract]
Schedule of Digital Asset

The following table summarizes the Company’s digital asset holdings as of June 30, 2023:

Asset	Estimated useful life	Cost	Impairment	Digital assets
Bitcoin	Indefinite	$218	$—	$218
Ethereum	Indefinite	487	—	487
Stablecoin/USD Coin	Indefinite	308	—	308
Other	Indefinite	94	—	94
Total		$1,107	$—	$1,107

The following table summarizes the Company’s digital asset holdings as of September 30, 2022:

Asset	Estimated useful life	Cost	Impairment	Digital assets
Bitcoin	Indefinite	$63,377	$774	$62,603
Ethereum	Indefinite	1,289	—	1,289
Stablecoin/USD Coin	Indefinite	9,417	—	9,417
Other	Indefinite	106	—	106
Total		$74,189	$774	$73,415
The following table summarizes the Company’s digital asset holdings as of September 30, 2022:
Asset	Estimated useful life	Gross carrying amount	Impairment	Digital assets, net
Bitcoin	Indefinite	$63,377	$774	$62,603
Ethereum	Indefinite	1,289	—	1,289
Stablecoin/USD Coin	Indefinite	9,417	—	9,417
Other	Indefinite	106	—	106
Total		$74,189	$774	$73,415
Asset	Estimated useful life	Gross carrying amount	Impairment	Digital assets, net
Bitcoin	Indefinite	$192	$—	$192
Ethereum	Indefinite	711	—	711
Total		$903	$—	$903